Capital Management - Summary of Calculation of Net Income Basic and Diluted EPS (Parenthetical) (Details) - shares	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [abstract]
Average shares related to share-based payment warrants	196,969			4,418,445
Average shares related to share-based payment plans with employees	8,077,867	7,805,921	6,302,837	7,552,229	8,161,828	6,992,844